Operating Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Operating Leases
Operating Leases

Rental expense was $44.0, $35.7 and $27.0 for 2015, 2014 and 2013. Obligations to make future minimum lease payments at December 31, 2015, are presented below:

2016	$20.7
2017	17.9
2018	16.9
2019	13.0
2020	10.0
2021 and thereafter	56.5
Total minimum lease payments	$135.0